Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: February 12, 2025

Payment Date	2/18/2025
Collection Period Start	1/1/2025
Collection Period End	1/31/2025
Interest Period Start	1/15/2025
Interest Period End	2/17/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$325,733,337.05	$30,774,267.58	$294,959,069.47	0.444758	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$533,423,337.05	$30,774,267.58	$502,649,069.47

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$567,914,264.69	$535,224,700.54	0.264203
YSOC Amount	$29,743,233.58	$27,827,937.01
Adjusted Pool Balance	$538,171,031.11	$507,396,763.53
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$325,733,337.05	3.17000%	30/360	$860,478.90
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$533,423,337.05			$1,466,570.40

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$567,914,264.69	$535,224,700.54
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$538,171,031.11	$507,396,763.53
Number of Receivables Outstanding	51,634	50,359
Weighted Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	29.6	28.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,761,967.44
Principal Collections	$32,448,203.63
Liquidation Proceeds	$244,588.56
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$34,454,759.63
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$34,454,759.63

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$473,261.89	$473,261.89	$—	$—	$33,981,497.74
Interest - Class A-1 Notes	$—	$—	$—	$—	$33,981,497.74
Interest - Class A-2 Notes	$—	$—	$—	$—	$33,981,497.74
Interest - Class A-3 Notes	$860,478.90	$860,478.90	$—	$—	$33,121,018.84
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$32,703,999.17
First Allocation of Principal	$—	$—	$—	$—	$32,703,999.17
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$32,647,187.42
Second Allocation of Principal	$—	$—	$—	$—	$32,647,187.42
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$32,584,995.17
Third Allocation of Principal	$7,046,573.52	$7,046,573.52	$—	$—	$25,538,421.65
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,468,353.82
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,488,353.82
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,488,353.82
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,740,659.76
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,740,659.76
Remaining Funds to Certificates	$1,740,659.76	$1,740,659.76	$—	$—	$—
Total	$34,454,759.63	$34,454,759.63	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$29,743,233.58
Increase/(Decrease)	$(1,915,296.57)
Ending YSOC Amount	$27,827,937.01

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$538,171,031.11	$507,396,763.53
Note Balance	$533,423,337.05	$502,649,069.47
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	18	$241,360.52
Liquidation Proceeds of Defaulted Receivables[1]	0.05%	195	$244,588.56
Monthly Net Losses (Liquidation Proceeds)			$(3,228.04)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.27%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.20%
Current Collection Period			(0.01)%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$4,712,527.04
Cumulative Net Loss Ratio			0.23%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.46%	170	$2,449,380.57
60-89 Days Delinquent	0.17%	63	$934,730.25
90-119 Days Delinquent	0.07%	28	$400,092.22
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.71%	261	$3,784,203.04

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$89,081.21
Total Repossessed Inventory		16	$244,957.55

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		91	$1,334,822.47
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.25%
Current Collection Period			0.25%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.86	0.16%	64	0.13%